Unit-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value of units issued	$ 1,000,000	$ 1,500,000
Restricted unit-based compensation granted to Partnership's employee (in units)	60,809	132,582
Restricted units, vesting period					3 years
Number of restricted units vested			0	0	54,999	20,808
Restricted units, vested in period, fair value			$ 0	$ 0	$ 800,000	$ 800,000
Restricted units expense			$ 100,000	$ 100,000	$ 900,000	$ 1,200,000
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units granted	17,345
Aggregate value of units issued	$ 300,000